SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
SUBSEQUENT EVENTS
Subsequent Events	19. SUBSEQUENT EVENTS The Company has evaluated subsequent events through May 10, 2022, the date the financial statements were available to be issued.	19. SUBSEQUENT EVENTS The Company has evaluated subsequent events through March 31, 2022, the date the financial statements were available to be issued.